Per Share Data - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Earnings Per Share [Abstract]
Anti-dilutive common stock equivalents excluded from the calculation of diluted (net loss) earning per share	8,540	5,270	4,052